Principal assumptions on provisions valuation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PCBs
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.27%	1.23%
Discount rate	2.18%	2.55%
Nuclear plants
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.21%	1.21%
Discount rate	2.94%	2.94%
Spent fuel
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.93%	2.93%
Discount rate	4.49%	4.49%